Construction Services Contracts	12 Months Ended
Dec. 31, 2019
Construction Services Contracts [Abstract]
Construction Services Contracts
20.	Construction Contracts

(1)	Changes in total contract amount in which revenue is not yet recognized for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	7,236,888	151,891	(3,212,184)	4,176,595

(*)

For the year ended December 31, 2017, the increased balance of contracts from new orders and other is ￦438,142 million and the decreased balance of contracts due to changes in scope of construction work is ￦286,251 million.

		2018
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	4,176,595	1,186,584	(1,742,391)	3,620,788

(*)

For the year ended December 31, 2018, the increased balance of contracts from new orders and foreign exchange impact is ￦1,207,097 million and the decreased balance of contracts due to changes in scope of construction work is ￦20,513 million.

		2019
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	3,620,788	379,269	(1,264,916)	2,735,141

(*)

For the year ended December 31, 2019, the increased balance of contracts from new orders and foreign exchange impact is ￦390,224 million and the decreased balance of contracts due to changes in scope of construction work is ￦10,955 million.

(2)	Accumulated earned revenue, expense and others related to the Company’s construction contracts as of December 31, 2018 and 2019 are as follows:

		2018
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts
		In millions of won
Nuclear power plant construction in UAE and others	￦	19,801,220	18,651,188	1,150,032	—

		2019
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts
		In millions of won
Nuclear power plant construction in UAE and others	￦	20,971,487	19,566,647	1,404,840	—

(3)	Gross amount due from customers recognized as contract assets and due to customers recognized as contract liabilities for contract work as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Contract assets(*1)	Contract liabilities(*2)	Contract assets(*1)	Contract liabilities(*2)
		In millions of won
Nuclear power plant construction in UAE and others	￦	36,232	350,460	53,827	73,420

(*1)

Included in trade and other receivables, net, in the consolidated statements of financial position. The balance of receivables from construction contracts are ￦35,218 million and ￦46,489 million, as of December 31, 2018 and 2019, respectively.

(*2)	Included in non-financial liabilities in the consolidated statements of financial position.